Stock-Based Compensation - Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
Total stock-based compensation expense	$ 5,487	$ 39,417	$ 21,812	$ 47,879